SPDR SSGA My2031 Municipal Bond ETF Expense Example - SPDR SSGA My2031 Municipal Bond ETF - SPDR SSGA My2031 Municipal Bond ETF	Sep. 10, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	$ 64